Balances and Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Balances and Transactions With Related Parties [Abstract]
Schedule of balances with interested and related parties

Balances with interested and related parties:

Composition:

As of December 31, 2020

	Key management personnel	Other interested and related parties
Other accounts payable	$64	$38

As of December 31, 2019

	Key management personnel	Other interested and related parties
Other accounts payable	$102	$26

Schedule of benefits to interested and related parties

Benefits to interested and related parties:

	Year ended December 31,
	2020	2019	2018
Salary to those employed by the Company or on its behalf	$769	$945	$654

Directors’ fees to those not employed by the Company or on its behalf	$60	$90	$100

Number of individuals to whom the salary and benefits relate:
Related and interested parties employed by the Company or on its behalf	2	3	4
Directors not employed by the Company	6	8	6

	8	11	10

Schedule of key management personnel

Key management personnel:

	Year ended December 31,
	2020	2019	2018
Short-term benefits	$-	$3	$16

Share-based payment to those employed by the Company or on its behalf	$182	$190	$394

Share-based payment to those not employed by the Company or on its behalf	$150	$147	$41

Schedule of transactions with interested and related parties

Transactions with interested and related parties:

Year ended December 31, 2020

	Key management personnel*)	Other interested and related parties
Research and development expenses	$236	$-
General and administrative expenses	619	201
Sales and marketing expenses	150	-

	$1,005	$201

Year ended December 31, 2019

	Key management personnel*)	Other interested and related parties
Research and development expenses	$113	$81
General and administrative expenses	943	238

	$1,056	$319

Year ended December 31, 2018

	Key management personnel*)	Other interested and related parties
Research and development expenses	$207	$81
General and administrative expenses	776	140
	$983	$221